Capital and financial risk management - Credit risk - Operating activities - Trade receivables past due (Details) - Trade receivables - Amortised cost - EUR (€) € in Millions	Mar. 31, 2022	Mar. 31, 2021
Credit risk for trade receivables
Financial assets	€ 3,334	€ 3,677
Gross carrying amount
Credit risk for trade receivables
Financial assets	4,676	5,157
Expected credit loss allowance
Credit risk for trade receivables
Financial assets	(1,342)	(1,480)
Current
Credit risk for trade receivables
Financial assets	2,288	2,538
Current | Gross carrying amount
Credit risk for trade receivables
Financial assets	2,411	2,568
Current | Expected credit loss allowance
Credit risk for trade receivables
Financial assets	(123)	(30)
30 days or less
Credit risk for trade receivables
Financial assets	567	645
30 days or less | Gross carrying amount
Credit risk for trade receivables
Financial assets	650	717
30 days or less | Expected credit loss allowance
Credit risk for trade receivables
Financial assets	(83)	(72)
Between 31 and 60 days
Credit risk for trade receivables
Financial assets	129	115
Between 31 and 60 days | Gross carrying amount
Credit risk for trade receivables
Financial assets	182	177
Between 31 and 60 days | Expected credit loss allowance
Credit risk for trade receivables
Financial assets	(53)	(62)
Between 61 and 180 days
Credit risk for trade receivables
Financial assets	200	194
Between 61 and 180 days | Gross carrying amount
Credit risk for trade receivables
Financial assets	390	405
Between 61 and 180 days | Expected credit loss allowance
Credit risk for trade receivables
Financial assets	(190)	(211)
Greater than 180 days
Credit risk for trade receivables
Financial assets	150	185
Greater than 180 days | Gross carrying amount
Credit risk for trade receivables
Financial assets	1,043	1,290
Greater than 180 days | Expected credit loss allowance
Credit risk for trade receivables
Financial assets	€ (893)	€ (1,105)